Allison Pristash

State Street

1 Lincoln Street

Mail Stop SFC 0805

Boston, MA 02111

Tel +1 617 662 7031

APristash@StateStreet.com

September 4, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: iShares, Inc. (the “Registrant”)

Securities Act File No. 033-97598

  Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated August 17, 2020 to the prospectuses for the following funds:

iShares Asia/Pacific Dividend ETF

iShares Core MSCI Emerging Markets ETF

iShares Currency Hedged MSCI Emerging Markets ETF

iShares Emerging Markets Dividend ETF

iShares ESG Aware MSCI EM ETF

iShares International High Yield Bond ETF

iShares J.P. Morgan EM Corporate Bond ETF

iShares J.P. Morgan EM High Yield Bond ETF

iShares J.P. Morgan EM Local Currency Bond ETF

iShares MSCI Australia ETF

iShares MSCI Austria ETF

iShares MSCI Belgium ETF

iShares MSCI Brazil ETF

iShares MSCI BRIC ETF

iShares MSCI Canada ETF

iShares MSCI Chile ETF

iShares MSCI Colombia ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Emerging Markets ex China ETF

iShares MSCI Emerging Markets Min Vol Factor ETF

iShares MSCI Emerging Markets Multifactor ETF

iShares MSCI Emerging Markets Small-Cap ETF

iShares MSCI Eurozone ETF

iShares MSCI France ETF

iShares MSCI Frontier 100 ETF

iShares MSCI Germany ETF

iShares MSCI Global Agriculture Producers ETF

iShares MSCI Global Energy Producers ETF

iShares MSCI Global Gold Miners ETF

iShares MSCI Global Metals & Mining Producers ETF

iShares MSCI Global Min Vol Factor ETF

iShares MSCI Global Silver and Metals Miners ETF

iShares MSCI Hong Kong ETF

iShares MSCI Israel ETF

iShares MSCI Italy ETF

iShares MSCI Japan ETF

iShares MSCI Japan Small-Cap ETF

iShares MSCI Malaysia ETF

iShares MSCI Mexico ETF

iShares MSCI Netherlands ETF

iShares MSCI Pacific ex Japan ETF

iShares MSCI Russia ETF

iShares MSCI Singapore ETF

iShares MSCI South Africa ETF

iShares MSCI South Korea ETF

iShares MSCI Spain ETF

iShares MSCI Sweden ETF

iShares MSCI Switzerland ETF

iShares MSCI Taiwan ETF

iShares MSCI Thailand ETF

iShares MSCI Turkey ETF

iShares MSCI USA Equal Weighted ETF

iShares MSCI World ETF

iShares US & Intl High Yield Corp Bond ETF

The purpose of this filing is to submit the 497 dated August 17, 2020 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash

Allison Pristash

cc:  Benjamin Haskin, Esq.